Summary of Significant Accounting Policies - Warranty liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warranty liabilities
Warranty - beginning of period	¥ 3,912,224	¥ 2,946,937	¥ 1,962,977
Provision for warranty	1,168,121	1,222,916	1,128,920
Warranty costs incurred	(359,633)	(257,629)	(144,960)
Warranty - end of period	¥ 4,720,712	¥ 3,912,224	¥ 2,946,937